Vornado Capital Partners Real Estate Fund (the "Fund")	12 Months Ended
Dec. 31, 2014
Real Estate Fund [Abstract]
Vornado Capital Partners Real Estate Fund (the "Fund")

3. Vornado Capital Partners Real Estate Fund (the “Fund”)

We are the general partner and investment manager of the Fund, which has an eight-year term and a three-year investment period that ended in July 2013. During the investment period, the Fund was our exclusive investment vehicle for all investments that fit within its investment parameters, as defined. The Fund is accounted for under the AICPA Investment Company Guide and its investments are reported on its balance sheet at fair value, with changes in value each period recognized in earnings. We consolidate the accounts of the Fund into our consolidated financial statements, retaining the fair value basis of accounting.

On June 26, 2014, the Fund sold its 64.7% interest in One Park Avenue to a newly formed joint venture that we and an institutional investor own 55% and 45%, respectively (see Note 6 - Investments in Partially Owned Entities - One Park Avenue). This transaction was based on a property value of $560,000,000. From the inception of this investment through its disposition, the Fund realized a $75,529,000 net gain.

On August 21, 2014, the Fund and its 50% joint venture partner completed the sale of The Shops at Georgetown Park, a 305,000 square foot retail property, for $272,500,000. From the inception of this investment through its disposition, the Fund realized a $51,124,000 net gain.

On January 20, 2015, we co-invested with the Fund and one of the Fund's limited partners to buy out the Fund's joint venture partner's 57% interest in the Crowne Plaza Times Square Hotel.  The purchase price for the 57% interest was approximately $95,000,000 (our share $39,000,000) which valued the property at approximately $480,000,000. The property is encumbered by a newly placed $310,000,000 mortgage loan bearing interest at LIBOR plus 2.80% and maturing in December 2018 with a one-year extension option. Our aggregate ownership interest in the property increased to 33% from 11%.

At December 31, 2014, the Fund had seven investments with an aggregate fair value of $513,973,000, or $176,899,000 in excess of cost, and had remaining unfunded commitments of $144,123,000, of which our share was $36,031,000. At December 31, 2013, the Fund had nine investments with an aggregate fair value of $667,710,000.

Below is a summary of income from the Fund for the years ended December 31, 2014, 2013 and 2012:

(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012
Net investment income	$12,895	$8,943	$8,575
Net realized gains	76,337	8,184	-
Net unrealized gains	73,802	85,771	55,361
Income from Real Estate Fund	163,034	102,898	63,936
Less income attributable to noncontrolling interests	(92,728)	(53,427)	(39,332)
Income from Real Estate Fund attributable to Vornado Realty L.P. (1)	$70,306	$49,471	$24,604

(1)	Excludes $2,865, $2,992, and $3,278 of management and leasing fees in the years ended December 31, 2014, 2013 and 2012, respectively, which are included as a component of "fee and other income" on our consolidated statements of income.